Equity (Details 2) - RSU [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Restricted share units, Beginning	145	145	100
Restricted share units, Granted	164	71	73
Restricted share units, Converted	(30)	(41)
Restricted share units, Expired	(33)	(30)	(28)
Restricted share units, Ending	246	145	145